Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated statement of cash flows
Inflow from operating activities		€ 15,373	€ 16,557	€ 18,054
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired		(9)	0	0
Purchase of interests in associates and joint ventures		(321)	(75)	(78)
Purchase of intangible assets		(2,375)	(2,641)	(2,799)
Purchase of property, plant and equipment		(4,324)	(4,219)	(4,957)
Purchase of investments		(3,499)	(1,233)	(766)
Disposal of interests in subsidiaries, net of cash disposed		11,221	(67)	6,976
Disposal of interests in associates and joint ventures		3,021	500	0
Disposal of property, plant and equipment and intangible assets		9	15	90
Disposal of investments		737	1,931	1,647
Dividends received from associates and joint ventures		530	442	617
Interest received		556	542	321
Cash outflows from discontinued operations		(787)	(1,317)	(1,430)
Inflow/(outflow) from investing activities		4,759	(6,122)	(379)
Cash flows from financing activities
Proceeds from issue of long-term borrowings		4,680	1,533	4,071
Repayment of borrowings		(12,963)	(8,970)	(10,501)
Net movement in short-term borrowings		78	(1,636)	3,171
Net movement in derivatives		404	144	261
Interest paid		(2,705)	(2,227)	(1,815)
Payments for settlement of written put options		0	(493)	(12)
Purchase of treasury shares		(1,868)	0	(1,867)
Issue of ordinary share capital and reissue of treasury shares		3	3	10
Equity dividends paid		(1,787)	(2,430)	(2,484)
Dividends paid to non-controlling shareholders in subsidiaries		(249)	(260)	(400)
Other transactions with non-controlling shareholders in subsidiaries		8	(16)	(692)
Cash outflows from discontinued operations		(879)	(1,503)	(3,172)
Outflow from financing activities		(15,278)	(15,855)	(13,430)
Net cash (outflow)/inflow		4,854	(5,420)	4,245
Cash and cash equivalents at beginning of the financial year	[1]	6,114	11,628	7,371
Exchange (loss)/gain on cash and cash equivalents		(75)	(94)	12
Cash and cash equivalents at end of the financial year	[1]	€ 10,893	€ 6,114	€ 11,628

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €11,001 million (€6,183 million as at 31 March 2024), together with overdrafts of €108 million (€111 million as at 31 March 2024) and €Nil million (€42 million as at 31 March 2024) of cash and cash equivalents included within Assets held for sale.